REVENUES (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF REVENUES

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	USD
Vocational education services	68,663	179,031	50,029	6,854
Employee management services	563,273	1,033,837	1,382,580	189,413
HR recruitment services	110,991	75,479	24,237	3,320
Market Services	28,367	129,700	128,794	17,645
Revenues	771,294	1,418,047	1,585,640	217,232
Less: revenues from the discontinued operations	(47,221)	(52,182)	-	-
Revenues from the continuing operations	724,073	1,365,865	1,585,640	217,232

	For the year ended December 31,
	2022	2023
	RMB	RMB	USD
Vocational education services	68,663	179,031	25,216
Employee management services	563,273	1,033,837	145,613
HR recruitment services	110,991	75,479	10,631
Market Services	28,367	129,700	18,268
Revenues	771,294	1,418,047	199,728
Less: revenues from the discontinued operations	(47,221)	(52,182)	(7,350)
Revenues from the continuing operations	724,073	1,365,865	192,378